Cover	Nov. 27, 2024
Cover [Abstract]
Registrant Name	Revelyst, Inc.
Entity File Number	1-41793
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3763984
Entity Address, Address Line One	P.O. Box 1411
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02901
Central Index Key	0001943705
Amendment Flag	false
Current Fiscal Year End Date	--03-31
City Area Code	763
Local Phone Number	433-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	GEAR
Security Exchange Name	NYSE
Document Type	8-K
Document Period End Date	Nov. 26, 2024